Financial Liabilities and Lease Debts - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Millions											6 Months Ended
	Dec. 18, 2024 EUR (€)	Dec. 06, 2024 USD ($)	Jan. 25, 2024 EUR (€)	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 EUR (€)	Mar. 08, 2023 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 18, 2024 USD ($) shares	Dec. 18, 2024 EUR (€) € / shares shares	Jan. 25, 2024 USD ($) shares	Jan. 25, 2024 EUR (€) € / shares shares	Apr. 17, 2023 EUR (€) € / shares shares	Dec. 28, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Other current liabilities											$ 12,761			$ 11,293
Fair value of financial liabilities											$ 142,130			138,581
Percentage of debt repayment terms											75.00%		75.00%
Secured Borrowings											$ 0	$ 16,207
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants						$ 5,300
Number of warrants issued | shares						2,779,188														2,779,188
Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants																		$ 3,500
Number of warrants issued | shares																		1,460,053	1,460,053
Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants																$ 800
Number of warrants issued | shares																611,426	611,426
European Investment Bank Loan - Tranche A [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate						8.00%														8.00%
Financial liabilities at amortised cost | €																				€ 20.0
Transaction costs disbursed in cash						$ 300
Initial fair value of the loan						$ 16,200
Effective Interest Rate of Loan						13.40%	13.40%
Secured Borrowings | €							€ 20.0
European Investment Bank Loan - Tranche B [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate																		7.00%	7.00%
Financial liabilities at amortised cost | €																			€ 15.0
Initial fair value of the loan																		$ 12,800
Effective Interest Rate of Loan			11.40%
Secured Borrowings | €			€ 15.0
European Investment Bank Loan - Tranche C [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate																6.00%	6.00%
Financial liabilities at amortised cost | €																	€ 5.0
Initial fair value of the loan																$ 4,500
Effective Interest Rate of Loan	8.85%
Secured Borrowings | €	€ 5.0
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Guaranteed borrowing amount, percentage											90.00%
Current liability of loan											$ 5,500
Non current liability of loan											$ 1,300
Secured Borrowings									$ 21,700	€ 18.5
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate											0.31%		0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate											3.35%		3.35%
BPI Refundable Advance Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Non current liability of loan											$ 3,808			3,189
Fair value of financial liabilities		$ 3,000
Terms of repayment								3 years
Annual rate of discounting								3.04%
Expected amount of discounting adjustment								$ 1,000
Amount to be repaid								$ 5,600
Secured Borrowings		$ 2,100		$ 1,900	$ 900
BPI Refundable Advance Agreement [Member] | Interest Rate, Measurement Input [Member]
Disclosure of offsetting of financial liabilities [line items]
Percentage of grant and refundable advance		0.087		0.152	0.161
European Investment Bank Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €																					€ 40.0
Non current liability of loan											44,417			37,202
Financial liability maturity						6 years	6 years
European Investment Bank Loan [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Exercise price | € / shares																				€ 1.92
European Investment Bank Loan [Member] | Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability maturity			6 years
Exercise price | € / shares																			€ 2.53
European Investment Bank Loan [Member] | Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability maturity	6 years
Exercise price | € / shares																	€ 1.7
Research Tax Credit Financings [Member]
Disclosure of offsetting of financial liabilities [line items]
Other current liabilities											$ 12,500		€ 10.7	$ 12,500	€ 10.7